Financial Instruments by Category - Summary of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	₩ 8,679,698	₩ 8,357,520
Borrowings	7,298,867	6,648,293
Other financial liabilities	150,079	164,396
Cash and cash equivalents	2,305,894	2,703,422	₩ 1,928,182	₩ 2,900,311
Trade and other receivables	7,004,725	6,523,344
Other financial assets	1,690,046	1,617,956
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,305,894	2,703,422
Trade and other receivables	5,748,459	5,425,996
Other financial assets	441,804	484,271
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	632,324	777,685
Derivative used for hedge [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	20,096	57,308
Other financial assets	58,576	29,843
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	38	7,758
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	8,679,698	8,357,520
Borrowings	7,298,867	6,648,293
Other financial liabilities	129,945	99,330
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,256,266	1,097,348
Other financial assets	₩ 557,342	₩ 326,157